Provisions (Details Narrative) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Provisions [abstract]
Pre-tax discount rate applied to provisions calculations		2.00%	2.00%
Additional provisions, other provisions	$ 26	$ 5,512